P E A R T R E E F U N D S

February 10, 2017

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re: Pear Tree Funds (the "Trust")
(File Nos. 333-102055; 811-03790; Reg. No. 02-84904)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933 attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information provided in the Rule 497(c) filing dated February 6, 2017.

Exhibit List:

ptf-20160801.xml
ptf-20160801.xsd
ptf-20160801_cal
ptf-20160801_def
ptf-20160801_lab
ptf-20160801_pre

Any comments or questions concerning this filing should be directed to me at 781-676-5965.

Very truly yours,

/s/ Deborah A. Kessinger
Deborah A. Kessinger
Assistant Clerk of the Trust

55 Old Bedford Road, Lincoln, MA 01773 ■ 800-331-1244 ■ fax 781-259-1166 ■ wwwpeartreefunds.com
Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC